Investments - other invested assets – equity method investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments [Line Items]
Total revenues	$ 26,679	$ 23,390	$ 15,062
Net income	8,149	7,355	642
Total VIE Assets	364,217	416,212
Total liabilities	(355,068)	(387,284)
Equity Method Investee
Investments [Line Items]
Total revenues	6,316	9,425	2,375
Total expenses	(579)	(674)	(778)
Net income	5,737	8,751	$ 1,597
Total VIE Assets	39,181	33,894
Total liabilities	$ (3,551)	$ (4,453)